Accounts receivable, net	12 Months Ended
Sep. 30, 2025
Credit Loss [Abstract]
Accounts receivable, net

5. Accounts receivable, net

Accounts receivable, net consisted of the following:

	As of September 30,
	2024	2025

Accounts receivables	$2,166	$1,878
Less: provision of expected credit losses	(1,749)	(1,749)
Total	$417	$129

The movement of provision of expected credit losses was as follows:

	For the years ended September 30,
	2023	2024	2025

Balance at beginning of the period	$1,557	$1,603	$1,749
Adoption ASU 2016-13	-	(2)	-
Addition in credit losses	102	83	37
Write-offs	(14)	-	(12)
Foreign currency translation adjustment	(42)	65	(25)
Balance at end of the period	$1,603	$1,749	$1,749

 For the years ended September 30, 2023, 2024 and 2025, the Group did not have any recoveries of credit losses.